CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 840.3	$ 796.9	$ 815.6
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	23.1	22.7	20.6
Amortization of premium and accretion of discount on marketable securities, net	3.1	18.5	21.0
Realized loss (gain) on sale of marketable securities, net	6.7	0.0	(1.4)
Amortization of intangible assets	24.3	13.5	10.1
Stock-based compensation	145.3	131.4	120.3
Deferred income tax benefit	(9.5)	(0.5)	(4.0)
Increase in trade receivables, net	(9.9)	(46.1)	(51.6)
Decrease (increase) in prepaid expenses and other assets	(51.1)	0.1	1.2
Increase (decrease) in trade payables	17.9	19.8	(7.7)
Increase (decrease) in employees and payroll accruals	26.7	26.3	(8.9)
Increase (decrease) in income tax accrual and accrued expenses and other liabilities	(0.9)	(54.6)	66.4
Increase in deferred revenues	21.8	170.3	216.8
Other	0.1	0.2	5.5
Net cash provided by operating activities	1,037.9	1,098.5	1,203.9
Cash flows from investing activities:
Proceeds from short-term bank deposits	510.6	538.4	214.5
Proceeds from maturity of marketable securities	1,022.9	1,056.6	1,551.7
Proceeds from sale of marketable securities	491.9	9.1	184.1
Investment in marketable securities	(947.3)	(1,063.1)	(1,297.5)
Investment in short-term bank deposits	(132.0)	(477.0)	(492.5)
Cash paid in conjunction with acquisitions, net of acquired cash	(458.8)	(48.3)	(219.7)
Purchase of property and equipment	(18.6)	(22.1)	(15.9)
Net cash provided by (used in) investing activities	468.7	(6.4)	(75.3)
Cash flows from financing activities:
Proceeds from issuance of treasury shares upon exercise of options	133.7	141.2	194.0
Purchase of treasury shares at cost	(1,287.6)	(1,299.9)	(1,299.5)
Payments related to shares withheld for taxes	(11.0)	(9.3)	(6.9)
Net cash used in financing activities	(1,164.9)	(1,168.0)	(1,112.4)
Increase (decrease) in cash and cash equivalents	341.7	(75.9)	16.2
Cash and cash equivalents at the beginning of the year	196.0	271.9	255.7
Cash and cash equivalents at the end of the year	537.7	196.0	271.9
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income	118.7	113.5	101.0
Non-cash investing activity
Fair value of awards attributable to pre-acquisition services	1.3	0.0	1.8
Operating lease liabilities arising from obtaining right of use assets	$ 2.3	$ 8.0	$ 1.4